UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Growth Innovators ETF

Semiannual Report — June 30, 2022

Howard F. Ward, CFA

Portfolio Manager

BA, Northwestern University

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of Gabelli Growth Innovators (the Fund) was (40.6)% compared with a total return of (29.2)% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was (40.8)%. The Fund’s NAV per share was $15.73, while the price of the publicly traded shares closed at $15.68 on the New York Stock Exchange (NYSE) Arca. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2022.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund’s primary investment objective is to provide capital appreciation.

The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products, or services that redefines how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio managers.

Performance Discussion (Unaudited)

No new positions were established in the second quarter. We eliminated positions in Analog Devices and Zscaler in favor of adding to a number of other positions.

For the second quarter our top contributors (based upon position size and price change) to performance were Analog Devices, Thermo Fisher Scientific (4.8% of net assets as of June 30, 2022), Danaher (3.5%), ServiceNow (4.6%), Lattice Semiconductor (3.2%), Take-Two Interactive (3.5%), Visa (4.7%), ASML (2.0%), Edwards Lifesciences (4.0%), and PayPal (2.2%). Our biggest detractors were Intuitive Surgical (3.3%), Uber (2.2%), Zscaler, Snowflake (3.8%), Marvell Technology (2.7%), Zoominfo Technologies (3.5%), Block Inc. (2.7%), Cloudflare (2.2%), Amazon (9.7%), and NVIDIA (5.8%).

For the first six months of the year, our top contributors were Anaplan (acquired), Activision Blizzard (pending merger), Cerence, Upstart Holdings, Analog Devices, Workday, Adobe, Visa (4.7% of net assets as of June 30, 2022), Confluent and Danaher (3.5%). The biggest detractors were Aptiv PLC (2.9%), Marvell Technology (2.7%), Netflix (1.4%), Zoominfo Technologies (3.5%), Block Inc. (2.7%, Snowflake (3.8%), Meta Platforms (3.6%), Cloudflare (2.2%), Amazon (9.7%), and NVIDIA (5.8%).

Our longer duration growth stocks came under pressure in the first six months of the year as interest rates doubled. We believe most if not all of this reset due to higher rates has been set. Should the economy weaken materially from here, earnings estimates on a range of stocks may need to be revised lower.

We believe any recession would be short lived due to the robust job market. We believe improving supply chains and better news on inflation in the second half of the year will improve overall market sentiment.

We appreciate your investment in Gabelli Growth Innovators.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annualized Returns through June 30, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

			Since
			Inception
	Six Months	1 Year	(2/12/21)
Gabelli Growth Innovators ETF (GGRW)
NAV Total Return	(40.57)%	(37.49)%	(28.56)%
Investment Total Return	(40.76)%	(37.73)%	(28.72)%
Nasdaq Composite Index (c)	(29.23)%	(23.43)%	(15.69)%

(a)	GGRW first issued shares February 12, 2021, and shares commenced trading on the NYSE ARCA February 16, 2021.

(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.

(c)	The Nasdaq Composite Index is an unmanaged indicator of stock market performance. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Growth Innovators ETF dated April 29, 2022, the gross expense ratio for the Fund is 0.90%. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented.

Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

3

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

•	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the ActiveShares prospectus/registration statement.

4

Gabelli Growth Innovators ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended June 30, 2022, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/22	06/30/22	Ratio	Period*
Gabelli Growth Innovators ETF
Actual Fund Return
	$1,000.00	$594.30	0.90%	$3.56
Hypothetical 5% Return
	$1,000.00	$1,020.33	0.90%	$4.51

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

GABELLI GROWTH INNOVATORS ETF

Computer Software and Services	18.4%
Semiconductors	17.2%
Technology Services	17.0%
Health Care	13.6%
Consumer Services	9.7%
Financial Services	9.6%
Entertainment	4.9%
Equipment and Supplies	3.5%
Automotive: Parts and Accessories	2.9%
Transportation	2.2%
Other Assets and Liabilities (Net)	1.0%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

Gabelli Growth Innovators ETF

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 99.0%

	Automotive: Parts and Accessories – 2.9%
794	Aptiv plc†	$124,213	$70,721

	Computer Software and Services – 18.4%
1,230	Cloudflare Inc., Cl. A†	99,985	53,813
613	Crowdstrike Holdings Inc., Cl. A†	122,737	103,327
237	ServiceNow Inc.†	133,722	112,698
675	Snowflake Inc., Cl. A†	164,962	93,866
2,538	ZoomInfo Technologies Inc.†	130,901	84,363
		652,307	448,067

	Consumer Services – 9.7%
2,220	Amazon.com Inc.†	361,653	235,786

	Entertainment – 4.9%
197	Netflix Inc.†	108,176	34,449
694	Take-Two Interactive Software Inc.†	107,800	85,036
		215,976	119,485

	Equipment and Supplies – 3.5%
338	Danaher Corp.	87,564	85,690

	Financial Services – 9.6%
1,071	Block Inc.†	175,541	65,824
769	PayPal Holdings Inc.†	151,027	53,707
581	Visa Inc., Cl. A	122,757	114,393
		449,325	233,924
	Health Care – 13.6%
1,037	Edwards Lifesciences Corp.†	100,044	98,608
948	Exact Sciences Corp.†	95,281	37,342
403	Intuitive Surgical Inc.†	110,094	80,886
214	Thermo Fisher Scientific Inc.	126,290	116,262
		431,709	333,098
	Semiconductors – 17.2%
921	Applied Materials Inc.	115,607	83,793
105	ASML Holding NV	61,992	49,967
1,619	Lattice Semiconductor Corp.†	79,870	78,522
1,511	Marvell Technology, Inc.	92,976	65,774
931	NVIDIA Corp.	135,603	141,130
		486,048	419,186
			Market
Shares		Cost	Value
	Technology Services – 17.0%
52	Alphabet Inc., Cl. C†	$106,467	$113,747
546	Meta Platforms Inc., Cl. A†	157,094	88,043
827	Microsoft Corp.	215,648	212,398
		479,209	414,188

	Transportation – 2.2%
2,597	Uber Technologies Inc.†	115,626	53,135

	TOTAL INVESTMENTS — 99.0%	$3,403,630	2,413,280
	Other Assets and Liabilities (Net) — 1.0%		24,331

	NET ASSETS — 100.0%		$2,437,611

†	Non-income producing security.

See accompanying notes to financial statements.

7

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments at value (cost $3,403,630)	$2,413,280
Cash	26,037
Dividends receivable	186
Total Assets	2,439,503
Liabilities:
Payable for investment advisory fees	1,892
Total Liabilities	1,892
Net Assets	$2,437,611
Net Assets Consist of:
Paid-in capital	$3,781,074
Total accumulated loss	(1,343,463)
Net Assets	$2,437,611
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	155,000
Net Asset Value per share:	$15.73

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $57)	$3,086
Total Investment Income	3,086
Expenses:
Investment advisory fees	14,150
Total Expenses	14,150
Net Investment Loss	(11,064)
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(141,925)
Net change in unrealized depreciation on investments	(1,511,003)
Net Realized and Unrealized (Loss) on Investments	(1,652,928)
Net Decrease in Net Assets Resulting from Operations	$(1,663,992)

See accompanying notes to financial statements.

8

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets (Unaudited)

	Six Months Ended June 30, 2022 (Unaudited)	For the Period Ended December 31, 2021(a)
Operations:
Net investment loss	$(11,064)	$(21,787)
Net realized loss on investments	(141,925)	(200,124)
Net change in unrealized appreciation/(depreciation) on investments	(1,511,003)	520,653
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,663,992)	298,742

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	—	3,802,861
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	—	3,802,861
Net Increase/(Decrease) in Net Assets	(1,663,992)	4,101,603

Net Assets:
Beginning of period	4,101,603	—
End of period	$2,437,611	$4,101,603

Changes in Shares Outstanding:
Shares outstanding, beginning of period	155,000	—
Shares sold	—	155,000
Shares outstanding, end of period	155,000	155,000

(a)	The Fund commenced investment operations on February 16, 2021.

See accompanying notes to financial statements.

9

Gabelli Growth Innovators ETF

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$26.46		$25.00
Net Investment Loss(b)	(0.07)		(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	(10.66)		1.61
Total from Investment Operations	(10.73)		1.46

Net Asset Value, End of Period	$15.73		$26.46
NAV total return†	(40.57)%		5.84%
Market price, End of Period	$15.68		$26.47
Investment total return††	(40.76)%		5.88%
Net Assets, End of Period (in 000’s)	$2,438		$4,102
Ratio to average net assets of:
Net Investment Loss	(0.70	)%(c)	(0.68	)%(c)
Operating Expenses	0.90	%(c)	0.90	%(c)
Portfolio Turnover Rate	19%		56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 16, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

11

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/22
ASSETS (Market Value):
Common Stocks (a)	$2,413,280	$2,413,280
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$2,413,280	$2,413,280

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2022 or December 31, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

12

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to current year write-off net operating loss. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized depreciation as June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$3,403,630	$12,807	$(1,003,157)	$(990,350)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $622,343 and $648,475, respectively.

13

Gabelli Growth Innovators ETF

Notes to Financial Statements (Unaudited) (Continued)

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $151 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2022, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

14

GABELLI GROWTH INNOVATORS ETF
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager Biography

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Fund Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. Mr. Ward received his BA in Economics from Northwestern University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio manager’s commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC
GAMCO Asset Management Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer of InterEx
Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President

Peter Goldstein
Secretary

Chandler M. Iorio
Treasurer

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q2/2022

GABELLI
FUNDS

GABELLI GROWTH INNOVATORS ETF

Semiannual Report
June 30, 2022

Gabelli Love Our Planet & People ETF

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Timothy M. Winter, CFA Portfolio Manager BA, Rollins College MBA, University of Notre Dame	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the six months ended June 30, 2022, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was (22.0)% compared with a total return of (19.4)% for the Standard & Poor’s (S&P) 500 ESG Index. The total return based on the Fund’s Market Price was (22.0)%. The Fund’s NAV per share was $23.04, while the price of the publicly traded shares closed at $23.02 on the New York Stock Exchange (NYSE) Arca. See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2022.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund’s investment objective is capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund may also invest in foreign securities by investing in American Depositary Receipts. Under normal market conditions, the Fund invests its assets in stocks that are listed on a national securities exchange or similar market, such as the National Market System of the Financial Industry Regulatory Authority, Inc. (FINRA). The Fund focuses on investments in companies whose securities are trading at a material discount to their private market value (PMV). PMV is the value the Adviser believes informed investors would be willing to pay for a company.

Socially Responsible Criteria. The Fund combines a differentiated, value oriented investment philosophy with social screens and a holistic ESG (Environmental, Social, Governance) analysis to deliver returns in a socially responsive manner. The Adviser employs a social screening overlay process at the time of investment to identify companies that meet the Fund’s social guidelines. In determining the social responsiveness of a particular company the investment team looks for companies that have initiated and implemented internal policies with respect to certain social issues such as inequality in the workspace and/or fair treatment of workers. The Fund relies primarily on proprietary research conducted by the Adviser to reach a judgment on the social responsiveness of each investment candidate but may also employ third-party data services. The Adviser will look to MSCI Inc. to provide third-party data services along with internal research in reaching the final judgment on the social responsiveness of an issuer. Pursuant to the guidelines, the Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, the top 50 defense/weapons contractors, or in companies that derive more than 5% of their revenues from the following areas: tobacco, alcohol, gaming, and defense/weapons production.

After identifying companies that satisfy these social criteria, the Adviser then will invest in securities of companies that the Adviser believes are trading at a material discount to PMV. The Adviser will monitor each holding on a regular basis to ensure its compliance with the Fund’s guidelines. Securities that no longer meet these guidelines will be sold within a reasonable period of time after the Adviser makes such a determination. Securities may also be sold if the Adviser believes the securities no longer appear to be underpriced relative to their PMV, or if there is a change to an underlying industry or company that the Adviser believes may negatively affect the value of such securities.

Performance Discussion (Unaudited)

With its sustainability focus, LOPP has only modest exposure to commodities. However, a late quarter sell-off in the energy complex hit Enviva (3.2% of net assets as of June 30, 2022, -27%), a provider of lower CO2 emitting wood pellet fuel, while weakness in corn, beans and wheat weighed on agricultural machinery manufacturers CNH Industrial (2.6%, -26%) and Deere & Co (2.2%, -28%). Aluminum can makers Crown Holdings (2.3%, -26%) and Ardagh Metal Packaging (2.8%, -22%) declined in part on fears higher input costs (including energy) would hurt margins. Pharmaceutical firms improving the lives of “People” added positively to returns. These included Bristol-Myers Squibb (1.7%, +6%), Biomarin (1.1%, +7%) and Vertex (0.4%, +8%). Despite higher interest rates, the Fund utilities investments such as Avangrid (2.4%,-0.4%) and Xcel Energy (1.3%, -1%) held relatively steady.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

Comparative Results

Average Annual Returns through June 30, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

	Six Months	1 Year	Since Inception (1/29/21)
Gabelli Love Our Planet & People ETF (LOPP)
NAV Total Return	(22.00)%	(16.83)%	(4.78)%
Investment Total Return	(21.99)	(16.94)	(4.83)
S&P 500 ESG Index (c)	(19.39)	(8.37)	4.90

(a)	LOPP first issued shares January 29, 2021, and shares commenced trading on the NYSE ARCA February 1, 2021.

(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.

(c)	The S&P 500 ESG Index is a broad based index of large capitalization stocks meeting sustainability criteria, while maintaining similar overall industry weights as the S&P 500. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Love Our Planet & People ETF dated April 29, 2022, the gross expense ratio for the Fund was 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through April 30, 2023. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented.

Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

3

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.

•	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

4

Gabelli Love Our Planet & People ETF

Disclosure of Fund Expenses (Unaudited)

For the Six Months Period from January 1, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months ended June 30, 2022, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 01/01/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Love Our Planet & People ETF
Actual Fund Return
$1,000.00	$780.00	0.00%	$0.00
Hypothetical 5% Return
$1,000.00	$1,024.79	0.00%	$0.00

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

5

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

GABELLI LOVE OUR PLANET & PEOPLE ETF

Energy and Utilities	17.9%
Environmental Services	12.4%
U.S. Government Obligations	8.2%
Equipment and Supplies	8.1%
Financial Services	8.0%
Machinery	7.0%
Health Care	5.9%
Building and Construction	4.3%
Diversified Industrial	4.0%
Automotive Parts and Accessories	3.9%
Real Estate Investment Trust	3.5%
Electronics	3.3%
Specialty Chemicals	3.1%
Technology Services	2.8%
Business Services	2.5%
Consumer Products	1.7%
Automotive	1.7%
Metals and Mining	1.0%
Banking	0.9%
Food and Beverage	0.6%
Other Assets and Liabilities (Net)	(0.8)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

6

Gabelli Love Our Planet & People ETF

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 92.6%

	Automotive – 1.7%
6,075	General Motors Co.†	$305,648	$192,942

	Automotive Parts and Accessories – 3.9%
1,505	Cummins Inc.	343,573	291,263
12,000	Dana Inc.	241,717	168,840
		585,290	460,103

	Banking – 0.9%
22,273	Banco Bilbao Vizcaya Argentaria SA, ADR	123,914	100,674

	Building and Construction – 4.3%
2,500	Carrier Global Corp.	107,647	89,150
4,500	Gibraltar Industries Inc.†	220,811	174,375
5,150	Johnson Controls International plc	270,880	246,582
		599,338	510,107

	Business Services – 2.5%
10,386	Resideo Technologies Inc.†	265,089	201,696
3,400	Willdan Group Inc.†	124,880	93,772
		389,969	295,468

	Consumer Products – 1.7%
4,302	Unilever plc, ADR	232,540	197,161

	Diversified Industrial – 4.0%
12,750	ABB Ltd., ADR	386,540	340,807
2,200	AZZ Inc.	104,716	89,804
5,500	Ranpak Holdings Corp.†	103,713	38,500
		594,969	469,111

	Electronics – 3.3%
19,000	Flex Ltd.†	332,007	274,930
19,000	Mirion Technologies Inc.†	179,517	109,440
		511,524	384,370

	Energy and Utilities – 17.9%
1,632	American Water Works Co. Inc.	262,600	242,792
7,170	Archaea Energy Inc.†	98,035	111,350
6,007	Avangrid Inc.	279,729	277,043
7,720	Brookfield Renewable Corp., Cl. A	365,876	274,909
6,422	Enviva Inc.	351,192	367,467
3,665	NextEra Energy Inc.	286,972	283,891
5,294	NextEra Energy Partners LP	419,166	392,603
Shares		Cost	Market Value
2,138	Xcel Energy Inc.	$140,204	$151,285
		2,203,774	2,101,340

	Environmental Services – 12.4%
53,631	Ardagh Metal Packaging SA	512,308	327,149
1,900	Darling Ingredients, Inc.†	136,566	113,620
6,414	Evoqua Water Technologies Corp.†	202,510	208,519
2,756	Republic Services Inc.	284,863	360,678
3,600	Waste Connections Inc.	381,301	446,256
		1,517,548	1,456,222

	Equipment and Supplies – 8.1%
2,962	Crown Holdings Inc.	296,712	273,008
2,138	Hubbell Inc.	365,733	381,804
3,070	The Timken Co.	222,836	162,863
618	Valmont Industries Inc.	132,966	138,821
		1,018,247	956,496

	Financial Services – 8.0%
14,607	AEA-Bridges Impact Corp., Cl. A†	145,764	144,902
5,488	Franklin Resources Inc.	156,343	127,925
7,259	HumanCo Acquisition Corp., Cl. A†	73,670	71,501
6,500	ING Groep NV, ADR	59,220	64,480
5,104	Janus Henderson Group plc	165,476	119,995
1,200	S&P Global Inc.	433,118	404,472
		1,033,591	933,275

	Food and Beverage – 0.6%
3,750	Nomad Foods Ltd.†	88,392	74,963

	Health Care – 5.9%
3,374	Baxter International Inc.	268,118	216,712
1,520	BioMarin Pharmaceutical Inc.†	125,163	125,963
2,600	Bristol-Myers Squibb Co.	159,451	200,200
550	Illumina Inc.†	152,554	101,398
171	Vertex Pharmaceuticals Inc.†	38,341	48,186
		743,627	692,459

	Machinery – 7.0%
26,000	CNH Industrial NV	319,766	301,340
875	Deere & Co.	292,434	262,036
3,374	Xylem Inc.	334,715	263,780
		946,915	827,156

See accompanying notes to financial statements.

7

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)

	Metals and Mining – 1.0%
5,096	Livent Corp.†	$114,987	$115,628

	Real Estate Investment Trust – 3.5%
12,500	Weyerhaeuser Co.	443,174	414,000

	Specialty Chemicals – 3.1%
1,518	Air Products and Chemicals Inc.	387,539	365,049

	Technology Services – 2.8%
150	Alphabet Inc., Cl. C†	321,021	328,117

	TOTAL COMMON STOCKS	12,162,007	10,874,641

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 8.2%
$970,000	U.S. Treasury Bills,
	0.68% to 1.61%††, 07/07/22 to 09/15/22	968,707	968,464
	TOTAL INVESTMENTS — 100.8%	$13,130,714	11,843,105

	Other Assets and Liabilities (Net) — (0.8)%		(95,220)
	NET ASSETS — 100.0%		$11,747,885

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

8

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments at value (cost $13,130,714)	$11,843,105
Receivable for investments sold	22,556
Dividends receivable	14,826
Foreign tax reclaims	2,285
Total Assets	11,882,772
Liabilities:
Payable to bank	14,611
Payable for investments purchased	120,276
Total Liabilities	134,887
Net Assets	$11,747,885
Net Assets Consist of:
Paid-in capital	$13,296,241
Total accumulated loss	(1,548,356)
Net Assets	$11,747,885
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	510,000
Net Asset Value per share:	$23.04

Statement of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $7,392)	$141,029
Interest	1,595
Total Investment Income	142,624
Expenses:
Investment advisory fees	55,023
Total Expenses	55,023
Less:
Expenses waived by Adviser (See Note 3)	(55,023)
Net Expenses	—
Net Investment Income	142,624
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(392,205)
Net change in unrealized depreciation on investments	(2,691,969)
Net Realized and Unrealized (Loss) on Investments	(3,084,174)
Net Decrease in Net Assets Resulting from Operations	$(2,941,550)

See accompanying notes to financial statements.

9

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	For the Period Ended December 31, 2021(a)
Operations:
Net investment income	$142,624	$133,701
Net realized loss on investments	(392,205)	(5,497)
Net change in unrealized appreciation/(depreciation) on investments	(2,691,969)	1,404,360
Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,941,550)	1,532,564

Accumulated earnings	—	(141,996)
Total Distributions to Shareholders	—	(141,996)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	3,319,195	9,979,672
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	3,319,195	9,979,672
Net Increase in Net Assets	377,645	11,370,240

Net Assets:
Beginning of period	11,370,240	—
End of period	$11,747,885	$11,370,240

Changes in Shares Outstanding:
Shares outstanding, beginning of period	385,000	—
Shares sold	125,000	385,000
Shares outstanding, end of period	510,000	385,000

(a)	The Fund commenced investment operations on February 1, 2021.

See accompanying notes to financial statements.

10

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Six Months Ended June 30, 2022 (Unaudited)		Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$29.53		$25.00
Net Investment Income(b)	0.30		0.39
Net Realized and Unrealized Gain/(Loss) on Investments	(6.79)		4.51
Total from Investment Operations	(6.49)		4.90

Distributions to Shareholders:
Net Investment Income	—		(0.37)
Net Asset Value,End of Period	$23.04		$29.53
NAV total return†	(22.00)%		19.62%
Market price, End of Period	$23.02		$29.51
Investment total return††	(21.99)%		19.52%
Net Assets, End of Period (in 000’s)	$11,748		$11,370
Ratio to average net assets of:
Net Investment Income	2.33	%(c)	1.52	%(c)
Operating Expenses Before Waiver	0.90	%(c)	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)	0.00	%(c)(d)
Portfolio Turnover Rate	10%		13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on February 1, 2021.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

(d)	Under an expense waiver agreement with the Adviser, the Adviser waived expenses of $55,023 and $79,149 for the six months ended June 30, 2022 and the period ended December 31, 2021.

See accompanying notes to financial statements.

11

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2.  Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

12

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Level 2 Significant Unobservable Inputs	Total Market Value at 06/30/22
ASSETS (Market Value):
Common Stocks (a)	$10,874,641	—	$10,874,641
U.S. Government Obligations	—	$968,464	$968,464
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$10,874,641	$968,464	$11,843,105

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments held at June 30, 2022 or December 31, 2021.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

13

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to redesignation of dividends paid and a taxable distribution in excess of net investment income. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2021 was as follows:

Period Ended December 31, 2021
Distributions paid from:
Ordinary income	$141,996
Total distributions paid	$141,996

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized depreciation as June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$13,130,714	$273,767	$(1,561,376)	$(1,287,609)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of

14

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets for one year from the commencement of the Fund’s operations (the Fee Waiver). The Fee Waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the six months ended June 30, 2022, the Adviser waived expenses in the amount of $55,023.

4.  Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $1,111,179 and $1,537,733, respectively.

5.  Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2022, the Fund paid $864 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2022, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

15

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Unaudited) (Continued)

8.  Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.  Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

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GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher J. Marangi has been primarily responsible for the day to day management of the Love Our Planet & People ETF since inception. Mr. Marangi joined GBL in 2003 and currently serves as a Managing Director and Co-Chief Investment Officer of its Value Team. Mr. Marangi is a portfolio manager of the Adviser, managing several funds within the Gabelli Fund Complex, and GAMCO, on its institutional and high net worth accounts team. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Timothy M. Winter, CFA, has been the portfolio manager of the Love Our Planet & People ETF since inception. Mr. Winter joined Gabelli & Company in April of 2009 and covers the utility industry. He has over 20 years’ experience as an equity research analyst covering this industry, including the years 1992-2007 at AG Edwards from where he received industry recognition as a 3 time Wall Street Journal All-Star and was a senior member of the Institutional Investor (I.I.) #1 ranked Electric Utility Team for the years 2001, 2002, 2003, 2004 and 2005. He was most recently recognized in the 2017 Thomson Reuters US Analyst Awards as a “Top Stock Picker” in the gas utility industry. Mr. Winter received his BA in Economics from Rollins College and MBA in Finance from Notre Dame. Mr. Winter is also a portfolio manager of several funds in the Gabelli Fund Complex.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and has been jointly responsible for the day to day investment management of the Love Our Planet & People ETF since inception. She has almost thirty years of experience as a portfolio manager. Most recently, Ms. Prenner Bryant was a Managing Director and Chief Investment Officer for Trevor, Stewart, Burton & Jacobsen Inc., a New York based registered investment adviser, and has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA from Binghamton University. Ms. Prenner Bryant is also a portfolio manager of several funds in the Gabelli Fund Complex.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC
GAMCO Asset Management Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer of InterEx
Inc.

Leslie F. Foley
Attorney

Kuni Nakamura
President,
Advanced Polymer, Inc.

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President

Peter Goldstein
Secretary

Chandler M. Iorio
Treasurer

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q2/2022

GABELLI
FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Semiannual Report
June 30, 2022

Gabelli Financial Services Opportunities ETF

Semiannual Report — June 30, 2022

Macrae Sykes

Portfolio Manager

BA, Hamilton College
MBA, Columbia Business School

To Our Shareholders,

For the period ended June 30, 2022, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was (5.4)% compared with a total return of (6.7)% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was (5.6)%. The Fund’s NAV per share was $23.66, while the price of the publicly traded shares closed at $23.60 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2022.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

Under normal market conditions, the Fund invests at least 80% of the value of its net assets in the securities of companies principally engaged in the group of industries comprising the financial services sector. As a fundamental policy, the Fund will concentrate (invest at least 25% of the value of its net assets) in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock of such companies in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization.

The Fund considers a company to be principally engaged in the group of industries comprising the financial services sector if it devotes 50% of its assets to, or derives 50% of its revenues from, providing financial services. Such services include but are not limited to the following: commercial, consumer, and specialized banking and financing; asset management; publicly traded government sponsored financial enterprises; insurance; accountancy; mortgage REITs; brokerage; securities exchanges and electronic trading platforms; financial data, technology, and analysis; and financial transaction and other financial processing services.

Performance Discussion (Unaudited)

We launched the Gabelli Financial Services Opportunities Fund in May of this year and directly into a perfect storm of heightened inflation expectations, potential recession, Fed policy uncertainty, and macro concerns about the Ukraine/Russian War. (Did we leave anything out?) There have been 26 bear markets since the 1920s and each time challenging for investor stamina, but with resets in valuation that presented new opportunities for investment and future returns.

Our confidence in this new strategy is based on a belief that over the long term markets sync with what has been a long term economic prosperity trend that Warren Buffett calls the “American Tailwind.” This growth in capital stock and living standards has enabled the US to distinguish itself among modern global economies. By example, US Household Wealth, which in 1971 totaled $5 trillion, has risen to $150 trillion at the end of 2021 (Source: US Federal Reserve). Financial services institutions remain a key element of facilitating this prosperity and benefitting from this growth.

The “Opportunities” component to the Fund name reflects a flexible view about taking advantage of some notable fundamental themes. First, we are likely to see a more normalized rate environment which will help boost interest income from client balances. We believe this potential impact is still underappreciated since investors have been numbed by living in a low rate environment for such a long time, while earnings sensitivity remains high among most of the major money center institutions which derive over 50% of revenue from balance sheet income. Second, significant demographic change is occurring and will produce one of the largest generational wealth transfers resulting in continued strong demand for wealth advice and asset management capabilities. Third, globalization and especially digitization are boosting innovation around retail and institutional payments services. Lastly, technology in general is transforming all financial services models through improved operating efficiency (digitalization), more productive client engagement and lower customer acquisition costs.

One top contributor to performance since inception was Interactive Brokers (4.5% of net assets as of June 30, 2022) is a global, online brokerage founded by Thomas Peterffy, who emigrated from Hungary and was one of the first entrepreneurs to create and implement an electronic trading platform. The company has an impressive

2

history of growth and a global scaled operating moat that would be difficult to replicate. The firm is located in 33 countries, has 150 market centers and can settle in 27 different currencies. Due to its unique automation approach and technology efficiency, pretax profit margins have trended above 60% since the start of 2018. With approximately 2 million client accounts, Interactive Brokers remains well positioned to continue high growth rates of client acquisition within a TAM of approximately 80 million. We estimate approximately 70% of total pretax comes from recurring revenue from client interest balances. The rise in rates this year is also expected to power year-over-year earnings gains for the firm which trades at less than 15x EPS. In summary, we believe investors are enjoying the fundamental progress of a software company at the compelling value of a financial services company.

The views expressed reflect the opinions of the Fund's portfolio manager and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

3

Comparative Results

Cumulative Returns through June 30, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of less than one year are not annualized.

Since
Inception
(5/09/22)
Gabelli Financial Services Opportunities ETF (GABF)
NAV Total Return	(5.37)%
Investment Total Return	(5.60)
S&P 500 Financials Index (c)	(6.74)

(a)	GABF first issued shares May 9, 2022, and shares commenced trading on the NYSE ARCA May 10, 2022.

(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.

(c)	The S&P 500 Financials Index comprises companies included in the S&P 500 that are classified as members of the financials sector. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of Gabelli Financial Services Opportunities ETF dated April 29, 2022, the gross expense ratio for the Fund was 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through April 30, 2023. Investors should carefully consider the investment objectives, risks, sales charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented.

Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

4

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange ARCA at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.

•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.

•	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the Active Shares prospectus/registration statement.

5

Gabelli Financial Services Opportunities ETF

Disclosure of Fund Expenses (Unaudited)

For the Period from May 10, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended June 30, 2022, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	05/10/22	06/30/22	Ratio	Period
Gabelli Financial Services Opportunities ETF
Actual Fund Return
	$1,000.00	$946.40	0.00%	$0.00(1)
Hypothetical 5% Return
	$1,000.00	$1,007.12	0.00%	$0.00(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception May 10, 2022 through June 30, 2022 (52 days), then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio since inception multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

6

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	81.9%
Banking	9.8%
Computer Software and Services	4.3%
Other Assets and Liabilities (Net)	4.0%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

7

Gabelli Financial Services Opportunities ETF

Schedule of Investments — June 30, 2022 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS – 96.0%
	Banking – 9.8%
7,000	Bank of America Corp.	$248,547	$217,910
150	Capital One Financial Corp.	18,157	15,628
2,250	Citizens Financial Group Inc.	85,414	80,303
100	First Republic Bank	14,255	14,420
3,500	The Bank of New York Mellon Corp	151,653	145,985
		518,026	474,246

	Computer Software and Services – 4.3%
550	FactSet Research Systems Inc.	202,922	211,514

	Financial Services – 81.9%
1,500	American Express Co.	241,675	207,930
100	Artisan Partners Asset Management Inc., Cl. A	3,710	3,557
925	Berkshire Hathaway Inc., Cl. B†	288,461	252,543
2,500	Blackstone Inc.	256,234	228,075
5,000	Blue Owl Capital Inc.	52,936	50,150
5,000	Brookfield Asset Management Inc., Cl. A	236,095	222,350
2,750	Cohen & Steers Inc.	198,550	174,872
2,500	Compass Diversified Holdings	55,915	53,550
6,800	Focus Financial Partners Inc., Cl. A†	236,271	231,608
4,000	Interactive Brokers Group Inc., Cl. A	217,942	220,040
1,900	JPMorgan Chase & Co.	234,241	213,959
2,500	KKR & Co. Inc.	136,203	115,725
25	Markel Corp.†	32,251	32,331
600	Moody's Corp.	171,358	163,182
2,000	Morgan Stanley	163,748	152,120
3,700	Owl Rock Capital Corp.	49,825	45,621
500	PayPal Holdings Inc.†	39,273	34,920
90,000	Paysafe Ltd.†	188,420	175,500
100	Prudential Financial Inc.	9,411	9,568
675	S&P Global Inc.	225,303	227,516
5,500	Sculptor Capital Management Inc.	47,788	45,925
7,000	Silvercrest Asset Management Group Inc., Cl. A	136,969	114,870
300	Stifel Financial Corp.	17,615	16,806
750	T Rowe Price Group Inc.	92,190	85,208
3,800	The Charles Schwab Corp.	246,128	240,084
			Market
Shares		Cost	Value
650	The Goldman Sachs Group Inc.	$194,907	$193,063
1,500	The PNC Financial Services Group Inc.	241,429	236,655
100	W R Berkley Corp.	6,693	6,826
5,500	Wells Fargo & Co.	237,277	215,435
		4,258,818	3,969,989

	TOTAL INVESTMENTS — 96.0%	$4,979,766	4,655,749
	Other Assets and Liabilities (Net) — 4.0%		193,678
	NET ASSETS — 100.0%		$4,849,427

†	Non-income producing security.

See accompanying notes to financial statements.

8

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments at value (cost $4,979,766)	$4,655,749
Cash	267,384
Dividends receivable	1,987
Total Assets	4,925,120
Liabilities:
Payable for investments purchased	75,693
Total Liabilities	75,693
Net Assets	$4,849,427
Net Assets Consist of:
Paid-in capital	$5,135,104
Total accumulated loss	(285,677)
Net Assets	$4,849,427
Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	205,000
Net Asset Value per share:	$23.66

Statement of Operations

For the Period Ended June 30, 2022* (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $364)	$12,670
Total Investment Income	12,670
Expenses:
Investment advisory fees	6,536
Total Expenses	6,536
Less:
Expenses waived by Adviser (See Note 3)	(6,536)
Net Expenses	—
Net Investment Income	12,670
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	25,670
Net change in unrealized depreciation on investments	(324,017)
Net Realized and Unrealized (Loss) on Investments	(298,347)
Net Decrease in Net Assets Resulting from Operations	$(285,677)

* For the period May 10, 2022 (commencement of investment operations) through June 30, 2022.

See accompanying notes to financial statements.

9

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2022(a)
Operations:
Net investment income	$12,670
Net realized gain on investments	25,670
Net change in unrealized depreciation on investments.	(324,017)
Net Decrease in Net Assets Resulting from Operations	(285,677)
Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	5,135,104
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	5,135,104
Net Increase in Net Assets	4,849,427
Net Assets:
Beginning of period	—
End of period	$4,849,427
Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	205,000
Shares outstanding, end of period	205,000

(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.

See accompanying notes to financial statements.

10

Gabelli Financial Services Opportunities ETF

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended June 30, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.06
Net Realized and Unrealized Loss on Investments	(1.40)
Total from Investment Operations	(1.34)
Net Asset Value, End of Period	$23.66
NAV total return†	(5.37)%
Market price, End of Period	$23.60
Investment total return††	(5.60)%
Net Assets, End of Period (in 000's)	$4,849
Ratio to average net assets of:
Net Investment Income	1.74	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)(d)
Portfolio Turnover Rate	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

††	Based on market price per share. Total return for a period of less than one year is not annualized.

(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.

(b)	Per share data are calculated using the average shares outstanding method.

(c)	Annualized.

See accompanying notes to financial statements.

11

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

12

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/22
ASSETS (Market Value):
Common Stocks (a)	$4,655,749	$4,655,749
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$4,655,749	$4,655,749

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

13

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to redesignation of dividends paid and a taxable distribution in excess of net investment income. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions, if any, will be determined at the end of the current year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized depreciation as June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$4,979,766	$13,439	$(337,456)	$(324,017)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3.  Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund's assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets for one year from the commencement of the Fund’s operations (the Fee Waiver). The Fee Waiver

14

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the period ended June 30, 2022, the Adviser waived expenses in the amount of $6,536.

4.  Portfolio Securities. Purchases and sales of securities during the period ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $6,034,749 and $1,080,656. respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2022, the Fund paid $1,659 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2022, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

15

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF
One Corporate Center
Rye, NY 10580-1422

Portfolio Manager Biography

Macrae Sykes joined the firm in 2008 as an analyst focused on financial services. He was ranked #1 investment services analyst by the Wall Street Journal in 2010, was a runner-up in the annual StarMine analyst awards for stock picking in 2014 and 2018, and received several honorable mentions for coverage of brokers and asset managers from Institutional Investor. In 2018, Mac was a contributing author to The Warren Buffet Shareholder: Stories from Inside the Berkshire Hathaway Annual Meeting edited by Lawrence Cunningham and Stephen Cuba. Mac holds a BA in economics from Hamilton College and an MBA degree in finance from Columbia Business School.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

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GABELLI ETFS TRUST
GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC
GAMCO Asset Management Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer of InterEx Inc.

Leslie F. Foley
Attorney

Kuni Nakamura
President,
Advanced Polymer, Inc.

Michael J.Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President

Peter Goldstein
Secretary

Chandler M. Iorio
Treasurer

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q2/2022

GABELLI FUNDS

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Semiannual Report
June 30, 2022

Gabelli Automation ETF

Semiannual Report — June 30, 2022

(Y)our Portfolio Management Team

Justin Bergner, CFA	Brett Kearney, CFA	Hendi Susanto
Portfolio Manager	Portfolio Manager	Portfolio Manager
BA, Yale University	BA, Washington & Lee University	BS, University of Minnesota,
MBA, University of Pennsylvania	MBA, Columbia Business School	MBA, Wharton School of Business

To Our Shareholders,

For the period ended June 30, 2022, the net asset value (NAV) total return of Gabelli Automation ETF (the Fund) was (21.7)% compared with a total return of (20.5)% for the S&P 500 Index. The total return based on the Fund’s Market Price was (21.9)%. The Fund’s NAV per share was $19.57, while the price of the publicly traded shares closed at $19.52 on the New York Stock Exchange (NYSE) Arca. See page 4 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, for the Fund’s semiannual report as of June 30, 2022.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.gabelli.com/funds/etfs, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Investment Objective and Strategy (Unaudited)

The Fund will primarily invest in U.S. exchange listed common stock and preferred stock. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund focuses on companies which appear underpriced relative to their private market value (“PMV”). PMV is the value the Adviser believes informed investors would be willing to pay for a company. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, in publicly traded equity securities of automation firms (“Automation Companies”) listed on a domestic or foreign exchange, throughout the world, including the United States (the “80% Policy”).

The portfolio manager will also consider factors such as price, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager also considers changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments that lose their perceived value relative to other investments. The Fund defines Automation Companies as any company that is engaged in designing, developing, supporting, or manufacturing automation equipment, related technology, or processes, and also firms that use these technologies, equipment, and processes to automate parts of their own businesses. These firms include industrial and service automation, cobotics, robotics, artificial intelligence, autonomous driving, and related equipment, technology, and services. In pursuing the investment theme, the Fund may invest in firms in any economic sector and in any geographic region.

Performance Discussion (Unaudited)

For the six months ended June 30, 2022, The Gabelli Automation ETF (NYSE: GAST) declined 21.7%, while the S&P 500 Index declined 20.5%.

The Gabelli Automation ETF invests in leading firms that design, develop, support, or manufacture automation equipment, related technology, software, or processes, and firms that use these methods to automate and increase productivity in their own businesses. These include industrial and service automation, robotics, artificial intelligence, autonomous driving, and related equipment and software. The Fund evaluates the entire ecosystem of components and technology providers that support the reshaping and upgrading of global production networks and that address tight labor markets and productivity challenges worldwide.

The Fund holds a number of cyclical industrial as well as technology and software companies. While several of these companies’ stocks have been pressured in the short term by higher interest rates and global recession fears, the automation sector is a beneficiary of cost inflation and labor shortages as companies seek out productivity solutions to offset macroeconomic headwinds. Additionally, during the first half of 2022, the Gabelli Automation ETF benefitted from a number of our holdings being acquired by larger strategics, which demonstrates the Private Market Value with a Catalyst approach we apply to selecting individual companies within the automation ecosystem.

Datto Holding Corp (+40%) was a top performer in the first half of 2022. Datto develops and sells cloud based software solutions for managed service providers of small and medium sized businesses. On April 11, 2022, the company agreed to be acquired by Kaseya Ltd. for approximately $6.2 billion or $35.50 per share in cash. The deal closed on June 23, 2022. Check Point Software Technologies (3.4% of net assets as of June 30, 2022) (+8%) was also a top performer. The company is a leading provider of cyber security solutions across networks, cloud, and mobile environments in the value investing category. As one of the top global network security providers, Check Point is well positioned to benefit from increased global spending (by both governments and corporations) following the Russian invasion of Ukraine and escalating cyber threats from Russian and Chinese state sponsored hackers.

The AZEK Company Inc. (0.9%) (-61%) was one of our biggest detractors in the first half of 2022 as the sharp rise in mortgage rates during this period is expected to slow demand for the company’s residential deck, rail, and exteriors products. However, AZEK will benefit from ongoing conversion of wood decks to its composite product offerings alongside U.S. population migration to warm weather states, where there is greater seasonal benefits to outdoor living features such as a deck. Additionally, the company is executing against its margin accretive recycling strategy and factory automation initiatives to drive improved profitability even in an environment of slower demand. Allied Motion Technologies (2.5%) (-45%) was also a detractor in the first half of 2022 as the company has been constrained by shortages of electronics that go into many of its motion control solutions. However, Allied Motion Technologies continues to win market share for its motors, gears, drives, and software solutions used in medical robotics, factory automation, unmanned drones, and off-highway vehicles.

We appreciate your investment in Gabelli Automation ETF.

Thank you for your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Cumulative Returns through June 30, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Performance returns for periods of greater than one year are annualized.

	Quarter	Since Inception (1/3/22)
Gabelli Automation ETF (GAST)
NAV Total Return	(13.56)%	(21.73)%
Investment Total Return	(13.86)	(21.92)
S&P 500 Index (c)	(16.10)	(20.47)

(a)	GAST first issued shares January 3, 2022, and shares commenced trading on the NYSE ARCA January 5, 2022.

(b)	Investment total returns are based on the closing market price on the NYSE Arca at the end of the period.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. Dividends are considered reinvested. You cannot invest directly in an index.

In the current prospectus of the Gabelli Automation ETF dated April 29, 2022, the gross expense ratio for the Fund is 0.90%. The net expense ratio for the Fund after contractual expense waiver by Gabelli Funds, LLC (the Adviser) was 0.00%. The waiver is in effect through April 30, 2023. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com/funds/etfs.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold or redeemed they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented.

Visit www.gabelli.com/funds/etfs for performance information as of the most recent month end.

Discount & Premium Information

Information regarding how often shares of the Fund traded on the New York Stock Exchange Arca at a price above, i.e., at a premium, or below, i.e., at a discount, the NAV can be found at www.gabelli.com/funds/etfs.

Information showing the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads for various time periods is available by visiting the Fund’s website at www.gabelli.com/funds/etfs.

This ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared with other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, this ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance. For additional information regarding the unique attributes and risks of the ETF, see the ActiveShares prospectus/registration statement.

Gabelli Automation ETF
Disclosure of Fund Expenses (Unaudited)
For the Period from January 5, 2022 through June 30, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All funds have operating expenses. As a shareholder of a fund, you incur two types of costs, transaction costs, which include brokerage commissions on purchases and sales of fund shares, and ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the period ended June 30, 2022, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Beginning Account Value 01/05/22	Ending Account Value 06/30/22	Annualized Expense Ratio	Expenses Paid During Period
Gabelli Automation ETF
Actual Fund Return
$1,000.00	$782.70	0.00%	$0.00(1)
Hypothetical 5% Return
$1,000.00	$1,024.11	0.00%	$0.00(2)

(1)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the period since inception January 5, 2022 through June 30, 2022 (176 days), then divided by 365.
(2)	Expenses are equal to the Fund’s annualized expense ratio since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2022:

GABELLI AUTOMATION ETF

Prepackaged Software	12.3%
Equipment and Supplies	7.2%
Electronics	5.3%
Consumer Services	4.8%
Financial Services	4.7%
Electronic & Other Electrical Equipment	4.2%
Measuring & Controlling Devices, NEC	3.9%
General Industrial Machinery & Equipment	3.7%
Health Care	3.1%
Fabricated Structural Metal Products	2.9%
Consumer Products	2.6%
Aerospace and Defense	2.5%
Environmental Services	2.4%
Computer Programming, Data Processing, Etc.	2.4%
Switchgear & Switchboard Apparatus	2.1%
Pumps & Pumping Equipment	2.1%
Electric Lighting & Wiring Equipment	1.9%
Industrial Instruments For Measurement, Display, and Control	1.9%
Metal Cans	1.8%
Wholesale-Durable Goods	1.7%
Building and Construction	1.5%
Laboratory Analytical Instruments	1.5%
Cable and Satellite	1.3%
Computer Integrated Systems Design	1.0%
Motor Vehicle Parts & Accessories	0.6%
Other Assets and Liabilities (Net)	20.6%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Automation ETF

Schedule of Investments — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS – 79.4%
	Aerospace and Defense – 2.5%
4,454	Allied Motion Technologies Inc.	$185,733	$101,729

	Building and Construction – 1.5%
1,307	Johnson Controls International plc	105,237	62,579

	Cable and Satellite – 1.3%
3,098	DISH Network Corp., Cl. A†	104,920	55,547

	Computer Integrated Systems Design – 1.0%
4,232	Kyndryl Holdings Inc.†	78,597	41,389

	Computer Programming, Data Processing, Etc. – 2.4%
46	Alphabet Inc., Cl. A†	131,008	100,246

	Consumer Products – 2.6%
1,036	Brunswick Corp.	105,088	67,734
2,283	The AZEK Co. Inc.†	103,375	38,217
		208,463	105,951

	Consumer Services – 4.8%
780	Amazon.com Inc.†	129,833	82,844
5,858	Resideo Technologies Inc.†	159,311	113,762
		289,144	196,606

	Electric Lighting & Wiring Equipment – 1.9%
1,881	AZZ Inc.	105,444	76,782

	Electronic & Other Electrical Equipment – 4.2%
2,200	Emerson Electric Co.	210,888	174,988

	Electronics – 5.3%
1,127	Itron Inc.†	78,406	55,708
4,617	Kimball Electronics Inc.†	106,013	92,802
126	Thermo Fisher Scientific Inc.	78,274	68,453
		262,693	216,963

	Environmental Services – 2.4%
769	Republic Services Inc.	104,743	100,639

	Equipment and Supplies – 7.2%
1,254	AMETEK Inc.	183,963	137,802
7,321	Mueller Water Products Inc., Cl. A	104,840	85,875
Shares		Cost	Market Value
1,260	Tennant Co.	$105,087	$74,655
		393,890	298,332

	Fabricated Structural Metal Products – 2.9%
2,459	Proto Labs Inc.†	132,959	117,639

	Financial Services – 4.7%
1,176	Intercontinental Exchange Inc.	157,124	110,591
538	NASDAQ Inc.	105,515	82,067
		262,639	192,658

	General Industrial Machinery & Equipment – 3.7%
1,728	Ingersoll Rand Inc.	104,940	72,714
2,818	Matthews International Corp., Cl. A	105,347	80,792
		210,287	153,506

	Health Care – 3.1%
1,845	Hologic Inc.†	131,577	127,859

	Industrial Instruments For Measurement, Display, and Control – 1.9%
1,407	Fortive Corp.	104,370	76,513

	Laboratory Analytical Instruments – 1.5%
517	Agilent Technologies Inc.	78,603	61,404

	Measuring & Controlling Devices, NEC – 3.9%
800	Rockwell Automation Inc.	223,478	159,448

	Metal Cans – 1.8%
12,125	Ardagh Metal Packaging SA	105,424	73,963

	Motor Vehicle Parts & Accessories – 0.6%
4,066	Commercial Vehicle Group Inc.†	34,948	23,746

	Prepackaged Software – 12.3%
4,427	Backblaze Inc., Cl. A†	75,758	23,153
1,149	Check Point Software Technologies Ltd.†	132,338	139,925
7,044	N-able Inc.†	77,376	63,396
896	Oracle Corp.	78,383	62,604
648	PTC Inc.†	79,201	68,908
1,300	VMware Inc., Cl. A	158,135	148,174
		601,191	506,160

See accompanying notes to financial statements.

Gabelli Automation ETF

Schedule of Investments (Continued) — June 30, 2022 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Pumps & Pumping Equipment – 2.1%
1,259	ITT Inc.	$131,118	$84,655

	Switchgear & Switchboard Apparatus – 2.1%
3,200	ABB Ltd., ADR	118,839	85,536

	Wholesale-Durable Goods – 1.7%
152	WW Grainger Inc.	79,128	69,073

	TOTAL INVESTMENTS — 79.4%	$4,395,321	3,263,911
	Other Assets and Liabilities (Net) — 20.6%		845,423
	NET ASSETS — 100.0%		$4,109,334

†	Non-income producing security.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Automation ETF

Statement of Assets and Liabilities

June 30, 2022 (Unaudited)

Assets:
Investments at value (cost $4,395,321)	$3,263,911
Cash	844,242
Dividends receivable	1,181
Total Assets	4,109,334
Liabilities:
Total Liabilities	—
Net Assets	$4,109,334

Net Assets Consist of:
Paid-in capital	$5,244,383
Total accumulated loss	(1,135,049)
Net Assets	$4,109,334

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	210,000
Net Asset Value per share:	$19.57

Statement of Operations

For the Period Ended June 30, 2022* (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $1,298)	$17,001
Total Investment Income	17,001
Expenses:
Investment advisory fees	19,949
Total Expenses	19,949
Less:
Expenses waived by Adviser (See Note 3)	(19,949)
Net Expenses	—
Net Investment Income	17,001
Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(20,640)
Net change in unrealized depreciation on investments	(1,131,410)
Net Realized and Unrealized (Loss) on Investments	(1,152,050)
Net Decrease in Net Assets Resulting from Operations	$(1,135,049)

* For the period January 5, 2022 (commencement of investment operations) through June 30, 2022.

See accompanying notes to financial statements.

Gabelli Automation ETF

Statement of Changes in Net Assets (Unaudited)

For the Period Ended June 30, 2022(a)
Operations:
Net investment income	$17,001
Net realized loss on investments	(20,640)
Net change in unrealized depreciation on investments	(1,131,410)
Net Decrease in Net Assets Resulting from Operations	(1,135,049)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares	5,244,383
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	5,244,383
Net Increase in Net Assets	4,109,334

Net Assets:
Beginning of period	—
End of period	$4,109,334

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	210,000
Shares outstanding, end of period	210,000

(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.

See accompanying notes to financial statements.

Gabelli Automation ETF

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended June 30, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.08
Net Realized and Unrealized Loss on Investments	(5.51)
Total from Investment Operations	(5.43)
Net Asset Value, End of Period	$19.57
NAV total return†	(21.73)%
Market price, End of Period	$19.52
Investment total return††	(21.92)%
Net Assets, End of Period (in 000’s)	$4,109
Ratio to average net assets of:
Net Investment Income	0.77	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)
Portfolio Turnover Rate	11%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized.

††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.

See accompanying notes to financial statements.

Gabelli Automation ETF

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Automation ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2022 is as follows:

	Valuation Inputs
INVESTMENTS IN SECURITIES:	Level 1 Quoted Prices	Total Market Value at 06/30/22
ASSETS (Market Value):
Common Stocks (a)	$3,263,911	$3,263,911
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$3,263,911	$3,263,911

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 2 or Level 3 investments held at June 30, 2022.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

(including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions, if any, will be determined at the end of the current year.

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost on investments and the net unrealized depreciation as June 30, 2022:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$4,395,321	$7,587	$(1,138,997)	$(1,131,410)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended June 30, 2022, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets for one year from the commencement of the Fund’s operations (the Fee Waiver). The Fee Waiver shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the period ended June 30, 2022, the Adviser waived expenses in the amount of $19,949.

4. Portfolio Securities. Purchases and sales of securities during the period ended June 30, 2022, other than short term securities and U.S. Government obligations, aggregated $4,616,645 and $405,685, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in net assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the period ended June 30, 2022, the Fund paid $67 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of June 30, 2022, the Fund’s Adviser and its affiliates beneficially owned greater than 25% of the voting securities of the Fund. This includes accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Gabelli Automation ETF

Notes to Financial Statements (Unaudited) (Continued)

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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Gabelli Automation ETF
One Corporate Center
Rye, NY 10580-1422

Portfolio Management Team Biographies

Justin Bergner, CFA, is a Vice President at Gabelli & Company and a portfolio manager for Gabelli Funds LLC, the adviser. Justin rejoined Gabelli & Company in 2013 as a research analyst covering diversified industrials, Home Improvement and Transport Companies. He began his investment carrier at Gabelli & Company in 2005 as a metals and mining analyst, and subsequently spent five years at Axiom International Investors as a senior analyst focused on industrial and healthcare Stocks. Prior to business school, Mr. Bergner worked in management consulting at both Bain & Company and Dean & Company. Mr. Bergner graduated cum laude from Yale University with a BA in Economics & Mathematics and received an MBA in Finance and Accounting from the Wharton School at the University of Pennsylvania.

Brett Kearney, CFA, is a portfolio manager covering industrials with a focus on the flow control and other niche manufacturing sectors. He joined the firm in 2017. Previously he was an analyst at Schultze Asset Management, an analyst at Fidus Mezzanine Capital, and an investment analyst at the Bond & Corporate Finance Group of John Hancock Financial Services. Brett graduated cum laude with a BS in Business Administration from Washington and Lee University and holds an MBA from Columbia Business School, where he participated in the school’s value investing program.

Hendi Susanto joined Gabelli in 2007 as the lead technology research analyst. He spent his early career in supply chain management consulting and operations in the technology industry. He currently is a portfolio manager of Gabelli Funds, LLC and a vice president of Associated Capital Group Inc. Mr. Susanto received a BS Degree summa cum laude from the University of Minnesota, an MS from Massachusetts Institute of Technology, and an MBA degree from the Wharton School of Business.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the contents of the portfolio managers’ commentary are unrestricted. Both the commentary and the financial statements, including the portfolios of investments, will be available on our website at www.gabelli.com.

GABELLI ETFS TRUST
GABELLI AUTOMATION ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC
GAMCO Asset Management Inc.

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer of InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Kuni Nakamura
President,
Advanced Polymer, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President

Peter Goldstein
Secretary

Chandler M. Iorio
Treasurer

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Automtion ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAST Q2/2022

GABELLI FUNDS

GABELLI AUTOMATION ETF

Semiannual Report
June 30, 2022

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 7, 2022

By (Signature and Title)*	/s/ Chandler Iorio
Chandler Iorio, Principal Financial Officer and Treasurer

Date	September 7, 2022

* Print the name and title of each signing officer under his or her signature.